PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity Analysis (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%	1.00%	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Post-employment health care benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	Rp (1,605)	Rp (1,807)
Amount of decrease in actuarial assumptions	1,964	2,339
Post-employment health care benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	1,985	2,248
Amount of decrease in actuarial assumptions	(1,686)	(1,844)
Other post-employment benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(13)	(15)
Amount of decrease in actuarial assumptions	14	17
Periodic pension benefit cost | Telkomsel | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(434)	(471)
Amount of decrease in actuarial assumptions	465	507
Periodic pension benefit cost | Telkomsel | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	455	494
Amount of decrease in actuarial assumptions	(429)	(463)
Defined pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(2,040)	(2,305)
Amount of decrease in actuarial assumptions	2,419	2,754
Defined pension benefit obligation | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	1,571	1,733
Amount of decrease in actuarial assumptions	(1,439)	(1,547)
Unfunded Pension | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(27)	(36)
Amount of decrease in actuarial assumptions	30	28
Unfunded Pension | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	33	30
Amount of decrease in actuarial assumptions	Rp (30)	Rp (39)